SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertiser deposits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment of long-lived assets
Impairment of long-lived assets	$ 0	$ 434,878	$ 0
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of the committed spend	10.00%
Advertiser deposits	$ 541,444	$ 916,531